Consolidated Statements of Changes in Equity - BRL (R$) R$ in Thousands	Capital	Special goodwill reserve	Other capital reserves	Treasury shares	Income reserves	Legal reserve	Tax incentive reserve	Expansion and modernization reserve	Retained earnings	Proposed additional dividends	Other comprehensive income accumulated	Total
Equity at beginning of period at Dec. 31, 2014	R$ 37,798,110	R$ 63,074	R$ 2,665,482	R$ (112,107)		R$ 1,532,630	R$ 1,849	R$ 0	R$ 0	R$ 2,768,592	R$ 232,465	R$ 44,950,095
Payment of additional dividend										(2,768,592)		(2,768,592)
Prescribed equity instruments, including unclaimed dividends and interest on equity									494,001			494,001
Corporate Income Tax Return (DIPJ) adjustments - Tax incentives							5,079		(5,079)
Cancelation of treasury shares according to the Special Shareholders' Meeting of 3/12/15			(112,107)	112,107
Capital increase - Special Shareholders' Meeting of 04/28/15	15,812,000											15,812,000
Direct costs on capital increase (net of taxes) according to the SSM of 04/28/15			(58,657)									(58,657)
Capital increase - Special Shareholders' Meeting of 04/30/15	295,285											295,285
Direct costs on capital increase (net of taxes) according to the SSM of 04/30/15			(3,776)									(3,776)
Capital increase - Merger of GVTPart shares - SSM of 05/28/15	9,666,021		(1,188,707)									8,477,314
Dissenters' right - Acquisition of GVTPart.				(87,805)								(87,805)
Equity transactions			(4,940)									(4,940)
Other comprehensive income (loss)									264,990		(206,997)	57,993
Net income for the year									3,420,249			3,420,249
Allocation of income:
Legal reserve						171,013			(171,013)
Interim interest on equity									(1,745,925)			(1,745,925)
Interim dividends									(270,000)			(270,000)
Expansion and Modernization Reserve								700,000	(700,000)
Additional proposed dividends									(1,287,223)	1,287,223
Equity at end of period at Dec. 31, 2015	63,571,416	63,074	1,297,295	(87,805)		1,703,643	6,928	700,000		1,287,223	25,468	68,567,242
Payment of additional dividend										(1,287,223)		(1,287,223)
Prescribed equity instruments, including unclaimed dividends and interest on equity									221,559			221,559
Preferred shares delivered referring to the legal process of expansion plan			2	15								17
Corporate Income Tax Return (DIPJ) adjustments - Tax incentives							10,141		(10,141)			(10,141)
Cancelation of treasury shares according to the Special Shareholders' Meeting of 3/12/15			(112,107)
Capital increase - Merger of GVTPart shares - SSM of 05/28/15			(1,188,707)
Other comprehensive income (loss)									(156,266)		(14,007)	(170,273)
Net income for the year									4,085,242			4,085,242
Allocation of income:
Legal reserve						204,262			(204,262)			(204,262)
Interim interest on equity									(2,172,145)			(2,172,145)
Reversal expansion and Modernization Reserve					R$ (700,000)			(700,000)	700,000			700,000
Expansion and Modernization Reserve								550,000	(550,000)			550,000
Additional proposed dividends									(1,913,987)	1,913,987		1,913,987
Equity at end of period at Dec. 31, 2016	63,571,416	63,074	1,297,297	(87,790)		1,907,905	17,069	550,000		1,913,987	11,461	69,244,419
Payment of additional dividend										(1,913,987)		(1,913,987)
Prescribed equity instruments, including unclaimed dividends and interest on equity									101,778			101,778
Repurchase of preferred shares				(32)								(32)
Preferred shares delivered referring to the legal process of expansion plan			2	2								2
Corporate Income Tax Return (DIPJ) adjustments - Tax incentives							10,815		(10,815)			(10,815)
Cancelation of treasury shares according to the Special Shareholders' Meeting of 3/12/15			(112,107)
Capital increase - Merger of GVTPart shares - SSM of 05/28/15			(1,188,707)
Equity transactions			(59,029)									(59,029)
Other comprehensive income (loss)									(113,811)		9,867	(103,944)
Net income for the year									4,608,790			4,608,790
Allocation of income:
Legal reserve						230,439			(230,439)			(230,439)
Interim interest on equity									(2,416,639)			(2,416,639)
Reversal expansion and Modernization Reserve					R$ (550,000)			(550,000)	550,000			550,000
Expansion and Modernization Reserve								297,000	(297,000)			297,000
Additional proposed dividends									(2,191,864)	2,191,864		2,191,864
Equity at end of period at Dec. 31, 2017	R$ 63,571,416	R$ 63,074	R$ 1,238,268	R$ (87,820)		R$ 2,138,344	R$ 27,884	R$ 297,000	R$ 0	R$ 2,191,864	R$ 21,328	R$ 69,461,358